September 27, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Index Funds (the Trust) File No. 2-56846

Commissioners:

Enclosed is the 127th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on July 25, 2011, to register Admiral Shares of Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of September 27, 2011, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-5284.

Sincerely,

Lisa L. B. Matson, Esq.

The Vanguard Group, Inc.

cc: Chad Eskildsen, Esq.

U.S. Securities & Exchange Commission

cc: Brion Thompson, Esq.

U.S. Securities & Exchange Commission